Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	$ 159,542
Amortization of intangible assets	138,824	$ 88,432
Intangible assets other than goodwill at end of period	73,580	159,542
Acquired software technologies
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	36,210
Intangible assets other than goodwill at end of period	0	36,210
Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	90,622
Intangible assets other than goodwill at end of period	0	90,622
Capitalized software technologies
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	32,710
Intangible assets other than goodwill at end of period	73,580	32,710
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	591,342	571,124
Additions	52,862	19,259
Acquired through business combinations		1,493
Exchange differences	3,369	(534)
Intangible assets other than goodwill at end of period	647,573	591,342
Gross carrying amount | Acquired software technologies
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	213,292	212,649
Additions	0	0
Acquired through business combinations		826
Exchange differences	867	(183)
Intangible assets other than goodwill at end of period	214,159	213,292
Gross carrying amount | Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	344,006	343,690
Additions	0	0
Acquired through business combinations		667
Exchange differences	2,502	(351)
Intangible assets other than goodwill at end of period	346,508	344,006
Gross carrying amount | Capitalized software technologies
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	34,044	14,785
Additions	52,862	19,259
Acquired through business combinations		0
Exchange differences	0	0
Intangible assets other than goodwill at end of period	86,906	34,044
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(431,800)	(344,093)
Exchange differences	3,369	(725)
Amortization of intangible assets	138,824	88,432
Intangible assets other than goodwill at end of period	(573,993)	(431,800)
Accumulated depreciation | Acquired software technologies
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(177,082)	(145,646)
Exchange differences	867	(183)
Amortization of intangible assets	36,210	31,619
Intangible assets other than goodwill at end of period	(214,159)	(177,082)
Accumulated depreciation | Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(253,384)	(198,447)
Exchange differences	2,502	(542)
Amortization of intangible assets	90,622	55,479
Intangible assets other than goodwill at end of period	(346,508)	(253,384)
Accumulated depreciation | Capitalized software technologies
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(1,334)	0
Exchange differences	0	0
Amortization of intangible assets	11,992	1,334
Intangible assets other than goodwill at end of period	$ (13,326)	$ (1,334)